Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share
A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income (loss) to the numerator for the computation of basic and diluted per share for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Net income attributable to Baidu, Inc.	27,573	2,057	22,472	3,444
Accretion of the redeemable noncontrolling interests	(130)	(77)	(88)	(13)

Numerator for basic EPS computation	27,443	1,980	22,384	3,431
Impact of subsidiaries’ and investees’ diluted earnings per share	—	(28)	—	—

Numerator for diluted EPS computation	27,443	1,952	22,384	3,431

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share
The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share and basic and diluted earnings per ADS:

	For the years ended December 31,
	2018		2019		2020		2020
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Earnings per share—basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	21,780	5,663	1,571	409	17,683	2,710	4,701	721

Denominator
Weighted average ordinary shares outstanding (Note)	2,216	576	2,211	576	2,158	2,158	574	574

Denominator used for basic EPS (Note)	2,216	576	2,211	576	2,158	2,158	574	574

Earnings per share—basic (Note)	9.83	9.83	0.71	0.71	8.19	1.26	8.19	1.26

Earnings per share—diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	21,824	5,619	1,549	403	17,723	2,716	4,661	715
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	5,619	—	403	—	4,661	715	—	—

Numerator for diluted EPS calculation	27,443	5,619	1,952	403	22,384	3,431	4,661	715

Denominator
Weighted average ordinary shares outstanding (Note)	2,216	576	2,211	576	2,158	2,158	574	574
Conversion of Class B to Class A ordinary shares (Note)	576	—	576	—	574	574	—	—
Share-based awards (Note)	22	—	4	—	24	24	—	—

Denominator used for diluted EPS (Note)	2,814	576	2,791	576	2,756	2,756	574	574

Earnings per share—diluted (Note)	9.75	9.75	0.70	0.70	8.12	1.24	8.12	1.24

Earnings per ADS (1 ADS equals 8 Class A ordinary shares):
Denominator used for earnings per ADS—basic (Note)	277		276		270	270

Denominator used for earnings per ADS—diluted (Note)	352		349		344	344

Earnings per ADS—basic (Note)	78.64		5.68		65.54	10.04

Earnings per ADS—diluted (Note)	78.03		5.60		64.98	9.96

Note:
Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive restricted share and share options for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that became effective on March 1, 2021, as detailed in Note 1